Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	STATE STREET MASTER FUNDS
Entity Central Index Key	0001094885
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000170903
Shareholder Report [Line Items]
Fund Name	State Street International Developed Equity Index Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street International Developed Equity Index Portfolio (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street International Developed Equity Index Portfolio	$16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by robust earnings growth, Artificial Intelligence-driven optimism, positive services sector and manufacturing data, accommodative monetary policy and moderating inflation. During the reporting period, the Fund’s use of their current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	Fund	MSCI All Country World ex USA Index	MSCI EAFE Index
04/29/16	$10,000	$10,000	$10,000
04/30/16	$10,000	$10,000	$10,000
05/31/16	$9,910	$9,831	$9,909
06/30/16	$9,650	$9,681	$9,577
07/31/16	$10,060	$10,160	$10,062
08/31/16	$10,060	$10,224	$10,069
09/30/16	$10,220	$10,350	$10,193
10/31/16	$9,970	$10,201	$9,984
11/30/16	$9,770	$9,965	$9,785
12/31/16	$10,100	$10,220	$10,120
01/31/17	$10,390	$10,582	$10,414
02/28/17	$10,540	$10,751	$10,562
03/31/17	$10,830	$11,023	$10,853
04/30/17	$11,110	$11,259	$11,129
05/31/17	$11,530	$11,625	$11,538
06/30/17	$11,510	$11,661	$11,517
07/31/17	$11,840	$12,091	$11,850
08/31/17	$11,840	$12,154	$11,845
09/30/17	$12,140	$12,379	$12,140
10/31/17	$12,320	$12,612	$12,324
11/30/17	$12,480	$12,715	$12,454
12/31/17	$12,650	$12,999	$12,653
01/31/18	$13,280	$13,723	$13,288
02/28/18	$12,590	$13,076	$12,688
03/31/18	$12,490	$12,845	$12,460
04/30/18	$12,690	$13,050	$12,744
05/31/18	$12,450	$12,749	$12,458
06/30/18	$12,300	$12,509	$12,306
07/31/18	$12,600	$12,809	$12,608
08/31/18	$12,360	$12,541	$12,365
09/30/18	$12,470	$12,598	$12,472
10/31/18	$11,470	$11,573	$11,480
11/30/18	$11,460	$11,683	$11,465
12/31/18	$10,900	$11,154	$10,909
01/31/19	$11,620	$11,996	$11,625
02/28/19	$11,910	$12,231	$11,922
03/31/19	$11,990	$12,304	$11,997
04/30/19	$12,330	$12,629	$12,334
05/31/19	$11,750	$11,951	$11,742
06/30/19	$12,450	$12,671	$12,438
07/31/19	$12,240	$12,517	$12,281
08/31/19	$11,970	$12,131	$11,962
09/30/19	$12,310	$12,443	$12,305
10/31/19	$12,750	$12,877	$12,747
11/30/19	$12,890	$12,990	$12,891
12/31/19	$13,310	$13,553	$13,310
01/31/20	$12,930	$13,189	$13,032
02/29/20	$11,920	$12,146	$11,854
03/31/20	$10,160	$10,388	$10,272
04/30/20	$10,889	$11,175	$10,935
05/31/20	$11,416	$11,541	$11,412
06/30/20	$11,849	$12,062	$11,800
07/31/20	$12,081	$12,600	$12,075
08/31/20	$12,706	$13,139	$12,696
09/30/20	$12,399	$12,816	$12,366
10/31/20	$11,904	$12,541	$11,872
11/30/20	$13,729	$14,228	$13,713
12/31/20	$14,369	$14,997	$14,350
01/31/21	$14,195	$15,029	$14,197
02/28/21	$14,530	$15,327	$14,516
03/31/21	$14,866	$15,521	$14,850
04/30/21	$15,322	$15,978	$15,296
05/31/21	$15,874	$16,477	$15,795
06/30/21	$15,643	$16,371	$15,617
07/31/21	$15,760	$16,101	$15,735
08/31/21	$16,034	$16,407	$16,013
09/30/21	$15,485	$15,881	$15,548
10/31/21	$15,957	$16,261	$15,930
11/30/21	$15,157	$15,528	$15,189
12/31/21	$15,986	$16,170	$15,967
01/31/22	$15,337	$15,574	$15,195
02/28/22	$14,908	$15,266	$14,926
03/31/22	$14,937	$15,290	$15,022
04/30/22	$13,921	$14,330	$14,050
05/31/22	$14,161	$14,433	$14,156
06/30/22	$12,843	$13,191	$12,842
07/31/22	$13,537	$13,643	$13,482
08/31/22	$12,779	$13,204	$12,842
09/30/22	$11,564	$11,884	$11,641
10/31/22	$12,258	$12,240	$12,267
11/30/22	$13,786	$13,684	$13,648
12/31/22	$13,646	$13,582	$13,659
01/31/23	$14,819	$14,684	$14,765
02/28/23	$14,441	$14,168	$14,457
03/31/23	$14,835	$14,515	$14,815
04/30/23	$15,253	$14,767	$15,234
05/31/23	$14,578	$14,230	$14,589
06/30/23	$15,282	$14,868	$15,253
07/31/23	$15,733	$15,473	$15,746
08/31/23	$15,127	$14,774	$15,143
09/30/23	$14,613	$14,307	$14,626
10/31/23	$14,089	$13,717	$14,033
11/30/23	$15,321	$14,952	$15,336
12/31/23	$16,141	$15,703	$16,150
01/31/24	$16,140	$15,547	$16,243
02/29/24	$16,520	$15,941	$16,541
03/31/24	$17,048	$16,439	$17,085
04/30/24	$16,540	$16,144	$16,647
05/31/24	$17,366	$16,612	$17,292
06/30/24	$17,000	$16,597	$17,013
07/31/24	$17,464	$16,981	$17,512
08/31/24	$18,072	$17,464	$18,081
09/30/24	$18,242	$17,935	$18,248
10/31/24	$17,182	$17,055	$17,256
11/30/24	$17,151	$16,900	$17,158
12/31/24	$16,716	$16,572	$16,768
01/31/25	$17,554	$17,240	$17,649
02/28/25	$18,074	$17,479	$17,991
03/31/25	$18,016	$17,439	$17,919
04/30/25	$18,741	$18,069	$18,739
05/31/25	$19,617	$18,897	$19,597
06/30/25	$20,046	$19,538	$20,029
07/31/25	$19,645	$19,482	$19,747
08/31/25	$20,608	$20,158	$20,589
09/30/25	$21,003	$20,884	$20,983
10/31/25	$21,243	$21,306	$21,230
11/30/25	$21,375	$21,301	$21,362
12/31/25	$22,015	$21,939	$22,003

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 04/29/16
Fund	31.70%	8.91%	8.50%
MSCI All Country World ex USA Index	32.39%	7.91%	8.46%
MSCI EAFE Index	31.22%	8.93%	8.49%

Performance Inception Date	Apr. 29, 2016
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 4,134,111,349
Holdings Count | Holding	698
Advisory Fees Paid, Amount	$ 4,675,281
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$4,134,111,349 Number of Portfolio Holdings698 Portfolio Turnover Rate9% Total Advisory Fees Paid$4,675,281
Holdings [Text Block]

Top Ten Countries

Countries	%
Japan	21.6%
United Kingdom	11.1%
Germany	9.4%
United States	9.2%
France	8.9%
Australia	6.8%
Switzerland	4.9%
Netherlands	4.4%
Spain	3.7%
Italy	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
ASML Holding NV	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG	1.3%
Nestle SA	1.2%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG	1.0%
Toyota Motor Corp.	1.0%

Material Fund Change [Text Block]
C000055942
Shareholder Report [Line Items]
Fund Name	State Street Treasury Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Treasury Money Market Portfolio (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Money Market Portfolio	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
AssetsNet	$ 16,046,865,241
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 6,846,496
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$16,046,865,241 Number of Portfolio Holdings76 Total Advisory Fees Paid$6,846,496
Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	107.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.85%, due 01/13/26	9.2%
U.S. Treasury Bills, 4.12%, due 01/22/26	7.1%
U.S. Treasury Bills, 3.85%, due 01/08/26	5.2%
U.S. Treasury Bills, 3.86%, due 01/02/26	4.9%
U.S. Treasury Bills, 4.13%, due 01/15/26	4.6%
U.S. Treasury Bills, 3.84%, due 01/06/26	4.4%
U.S. Treasury Bills, 3.82%, due 01/20/26	4.3%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	3.9%
U.S. Treasury Bills, 3.79%, due 02/03/26	3.4%
U.S. Treasury Bills, 3.80%, due 02/17/26	3.0%

C000055943
Shareholder Report [Line Items]
Fund Name	State Street Treasury Plus Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Treasury Plus Money Market Portfolio (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Plus Money Market Portfolio	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
AssetsNet	$ 70,116,616,942
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 29,229,640
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$70,116,616,942 Number of Portfolio Holdings105 Total Advisory Fees Paid$29,229,640
Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

C000029566
Shareholder Report [Line Items]
Fund Name	State Street U.S. Government Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street U.S. Government Money Market Portfolio (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street U.S. Government Money Market Portfolio	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
AssetsNet	$ 220,971,497,276
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 89,601,567
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$220,971,497,276 Number of Portfolio Holdings248 Total Advisory Fees Paid$89,601,567
Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%